FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Current Assets		$ 1,567	$ 2,010
Total assets		10,178	10,086
Liabilities:
Current Liabilities		4,633	6,197
Total liabilities		10,539	11,510
Non-controlling interests		758	703
Net investment attributable to Brookfield Infrastructure	[1]	(1,119)	(2,127)
Total
Assets:
Current Assets		1,001	917	$ 586
Non-current assets		8,611	8,076	8,758
Total assets		9,612	8,993	9,344
Liabilities:
Current Liabilities		1,176	1,594	536
Non-current liabilities		5,898	5,313	6,013
Total liabilities		7,074	6,907	6,549
Non-controlling interests		758	703	1,150
Net investment attributable to Brookfield Infrastructure		1,780	1,383	1,645
GBP
Assets:
Current Assets		264	249	181
Non-current assets		4,821	4,961	5,264
Total assets		5,085	5,210	5,445
Liabilities:
Current Liabilities		690	316	333
Non-current liabilities		2,864	3,285	3,241
Total liabilities		3,554	3,601	3,574
Non-controlling interests		298	314	367
Net investment attributable to Brookfield Infrastructure		1,233	1,295	1,504
BRL
Assets:
Current Assets		737	668	405
Non-current assets		3,362	3,115	3,494
Total assets		4,099	3,783	3,899
Liabilities:
Current Liabilities		486	1,278	203
Non-current liabilities		3,034	2,028	2,772
Total liabilities		3,520	3,306	2,975
Non-controlling interests		460	389	783
Net investment attributable to Brookfield Infrastructure		119	88	141
AUD
Assets:
Current Assets		0	0	0
Non-current assets		428	0	0
Total assets		428	0	0
Liabilities:
Current Liabilities		0	0	0
Non-current liabilities		0	0	0
Total liabilities		0	0	0
Non-controlling interests		0	0	0
Net investment attributable to Brookfield Infrastructure		$ 428	$ 0	$ 0

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.